American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2020

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 31.5%
American Century Diversified Corporate Bond ETF	389,060	20,448,994
American Century Focused Dynamic Growth ETF(2)	167,125	10,347,093
American Century Focused Large Cap Value ETF	122,016	5,714,278
American Century Quality Diversified International ETF	204,861	8,496,958
American Century STOXX U.S. Quality Growth ETF	409,869	21,915,695
American Century STOXX U.S. Quality Value ETF	544,652	20,070,426
Avantis International Equity ETF	196,102	9,357,988
Avantis International Small Cap Value ETF	43,813	2,007,512
Avantis U.S. Equity ETF	360,920	19,291,174
Avantis U.S. Small Cap Value ETF	86,629	3,883,578
TOTAL AFFILIATED FUNDS (Cost $113,288,549)		121,533,696
U.S. TREASURY SECURITIES — 22.9%
U.S. Treasury Bills, 0.12%, 3/4/21(3)	100,000	99,969
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,519,375
U.S. Treasury Bonds, 1.125%, 5/15/40	6,500,000	6,178,047
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	553,709
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	1,700,000	2,023,531
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	777,258
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	1,104,203
U.S. Treasury Bonds, 1.375%, 8/15/50	350,000	326,320
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,137,388	2,461,250
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	386,676	472,491
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	575,165	708,911
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	565,285	681,520
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	551,910	686,742
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	538,395	698,469
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,769,260	2,824,586
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,153,108	3,232,280
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,462,483	3,611,766
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,448,200	1,531,282
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,864,825	4,081,061
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,578,538	10,072,433
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,178,208	2,296,666
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,389,720	4,653,289
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,075,556	4,309,224
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	6,126,008	6,703,660
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,192,829	1,284,400
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	215,210	234,940
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	3,688,195	4,097,104
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,573,550	2,965,169
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	6,061,740	6,617,879
U.S. Treasury Notes, 0.25%, 6/15/23	9,150,000	9,166,441
U.S. Treasury Notes, 0.50%, 5/31/27	2,000,000	1,986,719
U.S. Treasury Notes, 2.25%, 8/15/27(4)	300,000	332,648
TOTAL U.S. TREASURY SECURITIES (Cost $83,537,121)		88,293,342
COMMON STOCKS — 19.4%
Aerospace and Defense — 0.2%
AAR Corp.	413	8,037

Aerojet Rocketdyne Holdings, Inc.(2)	1,181	38,288
BAE Systems plc	36,738	188,993
CAE, Inc.	2,075	35,463
General Dynamics Corp.	1,539	202,117
Kratos Defense & Security Solutions, Inc.(2)	1,985	37,497
Lockheed Martin Corp.	507	177,516
Mercury Systems, Inc.(2)	158	10,883
Textron, Inc.	4,952	177,282
		876,076
Air Freight and Logistics — 0.1%
DSV Panalpina A/S	759	122,987
Expeditors International of Washington, Inc.	924	81,654
		204,641
Airlines — 0.1%
Alaska Air Group, Inc.	693	26,258
Southwest Airlines Co.	8,491	335,649
		361,907
Auto Components — 0.3%
Aptiv plc	4,881	470,968
BorgWarner, Inc.	3,944	137,961
Hyundai Mobis Co. Ltd.	822	164,510
LCI Industries	405	44,412
Minth Group Ltd.	8,000	33,043
Valeo SA	3,722	112,879
		963,773
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,760	120,286
Daimler AG	4,472	231,379
Honda Motor Co. Ltd., ADR	8,755	206,793
Hyundai Motor Co.	791	115,711
Kia Motors Corp.	2,508	112,394
Nissan Motor Co. Ltd.(2)	33,600	118,928
		905,491
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA	19,691	56,695
Banco Bradesco SA	14,760	46,637
Bank of America Corp.	11,999	284,376
Barclays plc(2)	139,010	193,074
BNP Paribas SA(2)	5,035	176,543
Commerce Bancshares, Inc.	4,319	268,858
Commerzbank AG(2)	20,150	95,429
FinecoBank Banca Fineco SpA(2)	1,374	18,817
Hana Financial Group, Inc.	675	18,215
HDFC Bank Ltd., ADR(2)	1,795	103,105
JPMorgan Chase & Co.	2,686	263,335
Mitsubishi UFJ Financial Group, Inc.	47,000	185,270
Mizuho Financial Group, Inc.	12,790	157,683
Regions Financial Corp.	9,022	119,993
Societe Generale SA(2)	3,792	51,784
Standard Chartered plc (London)(2)	9,191	42,066
Sumitomo Mitsui Financial Group, Inc.	4,700	130,170
Truist Financial Corp.	5,233	220,414
UniCredit SpA(2)	4,213	31,562
Westamerica Bancorporation	3,165	165,751
		2,629,777

Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(2)	153	158,995
Fevertree Drinks plc	397	10,355
PepsiCo, Inc.	2,174	289,772
Royal Unibrew A/S	243	23,748
		482,870
Biotechnology — 0.4%
AbbVie, Inc.	2,056	174,966
ACADIA Pharmaceuticals, Inc.(2)	2,388	110,923
Acceleron Pharma, Inc.(2)	291	30,433
ADC Therapeutics SA(2)	832	23,870
Alnylam Pharmaceuticals, Inc.(2)	886	108,951
Amarin Corp. plc, ADR(2)(5)	811	3,941
Amgen, Inc.	1,030	223,448
Amicus Therapeutics, Inc.(2)	1,967	35,072
Arcutis Biotherapeutics, Inc.(2)	735	13,098
Arena Pharmaceuticals, Inc.(2)	300	25,716
Argenx SE, ADR(2)	305	75,680
Biohaven Pharmaceutical Holding Co. Ltd.(2)	460	35,632
Blueprint Medicines Corp.(2)	387	39,582
Bridgebio Pharma, Inc.(2)(5)	611	23,450
ChemoCentryx, Inc.(2)	415	19,920
CSL Ltd.	544	110,566
Deciphera Pharmaceuticals, Inc.(2)	537	31,183
FibroGen, Inc.(2)	817	31,356
Flexion Therapeutics, Inc.(2)(5)	1,634	19,592
Generation Bio Co.(2)	313	8,088
Global Blood Therapeutics, Inc.(2)	314	16,604
Halozyme Therapeutics, Inc.(2)	1,074	30,072
Heron Therapeutics, Inc.(2)	782	12,754
Insmed, Inc.(2)	1,219	40,154
Iovance Biotherapeutics, Inc.(2)	320	11,418
Karuna Therapeutics, Inc.(2)	346	28,092
Kymera Therapeutics, Inc.(2)	391	14,072
Mirati Therapeutics, Inc.(2)	152	33,005
Natera, Inc.(2)	865	58,180
Relay Therapeutics, Inc.(2)	300	11,082
Seagen, Inc.(2)	644	107,419
Turning Point Therapeutics, Inc.(2)	637	58,725
Ultragenyx Pharmaceutical, Inc.(2)	371	37,285
Vertex Pharmaceuticals, Inc.(2)	338	70,426
Viela Bio, Inc.(2)(5)	656	20,933
		1,695,688
Building Products — 0.3%
American Woodmark Corp.(2)	288	23,792
Builders FirstSource, Inc.(2)	1,176	35,633
Fortune Brands Home & Security, Inc.	2,084	168,533
Johnson Controls International plc	13,518	570,595
Lindab International AB	1,148	17,756
Masco Corp.	2,919	156,458
Masonite International Corp.(2)	437	38,456
Trane Technologies plc	1,274	169,123
Trex Co., Inc.(2)	438	30,459
		1,210,805

Capital Markets — 0.9%
Ameriprise Financial, Inc.	2,275	365,888
Bank of New York Mellon Corp. (The)	4,801	164,962
BlackRock, Inc.	254	152,199
Charles Schwab Corp. (The)	4,230	173,895
Credit Suisse Group AG	20,383	192,522
Euronext NV	172	17,947
Flatex AG(2)	609	32,633
Hamilton Lane, Inc., Class A	662	46,141
Intercontinental Exchange, Inc.	1,206	113,846
Intermediate Capital Group plc	1,082	16,427
London Stock Exchange Group plc	1,031	110,608
LPL Financial Holdings, Inc.	1,565	125,091
Magellan Financial Group Ltd.	700	27,291
MarketAxess Holdings, Inc.	270	145,490
Morgan Stanley	4,389	211,330
MSCI, Inc.	511	178,768
Northern Trust Corp.	7,717	604,010
Partners Group Holding AG	115	103,551
S&P Global, Inc.	718	231,720
State Street Corp.	2,128	125,339
T. Rowe Price Group, Inc.	1,474	186,697
TMX Group Ltd.	332	32,261
UBS Group AG	15,315	177,583
		3,536,199
Chemicals — 0.2%
Air Liquide SA	620	90,751
Air Products and Chemicals, Inc.	344	95,027
Albemarle Corp.	621	57,883
Arkema SA	663	65,018
Corbion NV	384	17,491
Ecolab, Inc.	521	95,650
H.B. Fuller Co.	492	22,263
Koninklijke DSM NV	558	89,349
Linde plc	956	210,645
Nissan Chemical Corp.	300	15,908
Sherwin-Williams Co. (The)	199	136,908
Zeon Corp.	2,600	31,630
		928,523
Commercial Services and Supplies — 0.2%
A-Living Services Co. Ltd., H Shares	11,500	48,464
Babcock International Group plc	31,201	87,820
Brink's Co. (The)	899	38,504
Clean Harbors, Inc.(2)	661	35,013
Ever Sunshine Lifestyle Services Group Ltd.(5)	36,000	62,246
HomeServe plc	852	12,199
Japan Elevator Service Holdings Co. Ltd.	600	23,044
Republic Services, Inc.	4,135	364,583
		671,873
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	491	102,570
AudioCodes Ltd.(5)	313	9,074
Cisco Systems, Inc.	3,479	124,896
F5 Networks, Inc.(2)	3,576	475,394
Lumentum Holdings, Inc.(2)	103	8,517

Telefonaktiebolaget LM Ericsson, B Shares	10,347	115,295
		835,746
Construction and Engineering†
Hazama Ando Corp.	4,500	27,907
SHO-BOND Holdings Co. Ltd.	600	28,821
		56,728
Construction Materials†
Summit Materials, Inc., Class A(2)	1,264	22,360
Consumer Finance†
American Express Co.	1,158	105,656
Cembra Money Bank AG	291	32,237
		137,893
Containers and Packaging — 0.3%
Avery Dennison Corp.	1,200	166,068
Ball Corp.	3,881	345,409
Berry Global Group, Inc.(2)	743	34,646
Graphic Packaging Holding Co.	10,669	141,791
Huhtamaki Oyj	528	25,786
Packaging Corp. of America	2,478	283,706
SIG Combibloc Group AG(2)	1,418	29,127
Sonoco Products Co.	6,368	311,332
		1,337,865
Distributors — 0.1%
Genuine Parts Co.	2,386	215,766
LKQ Corp.(2)	3,024	96,738
		312,504
Diversified Consumer Services†
Chegg, Inc.(2)	1,286	94,444
Diversified Financial Services†
Element Fleet Management Corp.	3,485	32,828
Zenkoku Hosho Co. Ltd.	300	11,812
		44,640
Diversified Telecommunication Services — 0.1%
BT Group plc	26,031	34,260
Cellnex Telecom SA	4,493	288,620
Verizon Communications, Inc.	4,254	242,435
		565,315
Electric Utilities — 0.4%
Edison International	5,754	322,454
Evergy, Inc.	2,865	158,148
Eversource Energy	614	53,584
Iberdrola SA	9,364	110,466
NextEra Energy, Inc.	5,888	431,060
Pinnacle West Capital Corp.	4,850	395,614
Xcel Energy, Inc.	2,590	181,378
		1,652,704
Electrical Equipment — 0.6%
AMETEK, Inc.	1,598	156,924
Array Technologies, Inc.(2)	473	17,430
Eaton Corp. plc	999	103,686
Emerson Electric Co.	7,761	502,835
Generac Holdings, Inc.(2)	237	49,806
Hubbell, Inc.	2,910	423,434
Mabuchi Motor Co. Ltd.	300	12,336
NEL ASA(2)(5)	5,736	11,027

nVent Electric plc	23,550	425,077
Rockwell Automation, Inc.	319	75,641
Schneider Electric SE	1,353	164,433
Sensata Technologies Holding plc(2)	2,813	122,956
Signify NV(2)	1,024	36,489
Varta AG(2)	146	18,306
		2,120,380
Electronic Equipment, Instruments and Components — 0.4%
Anritsu Corp.	1,200	26,057
CDW Corp.	352	43,155
Cognex Corp.	5,700	375,630
Hexagon AB, B Shares(2)	1,616	118,016
Jabil, Inc.	880	29,163
Keyence Corp.	200	90,695
Keysight Technologies, Inc.(2)	3,310	347,120
Littelfuse, Inc.	219	43,349
Murata Manufacturing Co. Ltd.	1,700	117,915
nLight, Inc.(2)	434	9,218
SYNNEX Corp.	243	31,989
TE Connectivity Ltd.	2,575	249,466
		1,481,773
Energy Equipment and Services†
Baker Hughes Co.	3,246	47,943
Entertainment — 0.2%
Activision Blizzard, Inc.	1,441	109,127
Embracer Group AB(2)	1,153	23,293
Roku, Inc.(2)	715	144,716
Stillfront Group AB(2)	269	31,585
Walt Disney Co. (The)	1,660	201,275
Zynga, Inc., Class A(2)	16,013	143,957
		653,953
Equity Real Estate Investment Trusts (REITs) — 1.9%
Agree Realty Corp.	1,392	86,401
Alexandria Real Estate Equities, Inc.	923	139,853
American Homes 4 Rent, Class A	4,755	134,424
Brixmor Property Group, Inc.	9,166	100,459
Charter Hall Group	19,069	166,120
Cousins Properties, Inc.	2,394	60,999
Embassy Office Parks REIT	8,800	40,893
Equinix, Inc.	597	436,550
Extra Space Storage, Inc.	1,414	163,953
Fibra Uno Administracion SA de CV	127,963	97,308
Global Medical REIT, Inc.	2,284	28,390
GLP J-Reit	41	62,961
Goodman Group	16,317	211,655
Healthcare Trust of America, Inc., Class A	1,254	30,472
Healthpeak Properties, Inc.	8,179	220,588
Innovative Industrial Properties, Inc.	127	14,812
Invesco Office J-Reit, Inc.	681	84,514
Invincible Investment Corp.	353	112,855
Invitation Homes, Inc.	9,852	268,566
JBG SMITH Properties	1,622	37,874
Life Storage, Inc.	1,607	183,439
Link REIT	8,600	65,671
Mapletree Industrial Trust	64,600	143,908

Mapletree Logistics Trust	61,400	87,809
MGM Growth Properties LLC, Class A	9,261	244,954
Mid-America Apartment Communities, Inc.	1,614	188,241
Mitsui Fudosan Logistics Park, Inc.	26	123,779
NETSTREIT Corp.	2,032	35,641
Omega Healthcare Investors, Inc.	2,487	71,651
Orix JREIT, Inc.	64	89,802
Piedmont Office Realty Trust, Inc., Class A	3,619	41,329
Prologis, Inc.	10,726	1,064,019
QTS Realty Trust, Inc., Class A	1,677	103,152
Rexford Industrial Realty, Inc.	3,957	183,842
RLJ Lodging Trust	3,892	31,837
Safestore Holdings plc	4,649	48,410
SBA Communications Corp.	940	272,948
Segro plc	11,791	137,832
SL Green Realty Corp.	1,660	71,065
SOSiLA Logistics REIT, Inc.	65	83,918
Stockland	33,738	91,693
STORE Capital Corp.	3,268	83,988
Sun Communities, Inc.	1,578	217,180
UDR, Inc.	3,946	123,273
Urban Edge Properties	5,992	56,325
Ventas, Inc.	4,407	173,944
VICI Properties, Inc.	7,234	166,020
Warehouses De Pauw, CVA	668	22,350
Welltower, Inc.	6,660	358,108
Weyerhaeuser Co.	12,480	340,579
		7,406,354
Food and Staples Retailing — 0.2%
Cosmos Pharmaceutical Corp.	100	17,006
Costco Wholesale Corp.	342	122,306
Grocery Outlet Holding Corp.(2)	587	25,840
Kobe Bussan Co. Ltd.	400	11,193
Koninklijke Ahold Delhaize NV	12,966	356,300
Sprouts Farmers Market, Inc.(2)	789	15,030
Sysco Corp.	6,108	337,834
Zur Rose Group AG(2)	102	28,438
		913,947
Food Products — 0.4%
Bakkafrost P/F(2)	312	17,788
Beyond Meat, Inc.(2)	55	7,834
Conagra Brands, Inc.	9,291	326,021
J.M. Smucker Co. (The)	2,862	321,116
Kellogg Co.	3,599	226,341
Mondelez International, Inc., Class A	4,847	257,473
Orkla ASA	20,314	191,790
Vital Farms, Inc.(2)	708	24,469
Whole Earth Brands, Inc.(2)	3,113	25,495
		1,398,327
Gas Utilities — 0.1%
Atmos Energy Corp.	2,110	193,424
Nippon Gas Co. Ltd.	800	38,238
Spire, Inc.	2,923	163,805
		395,467

Health Care Equipment and Supplies — 0.8%
Acutus Medical, Inc.(2)	771	17,633
Align Technology, Inc.(2)	566	241,161
Baxter International, Inc.	507	39,328
Becton Dickinson and Co.	1,005	232,286
DexCom, Inc.(2)	295	94,276
Eargo, Inc.(2)	519	17,983
Edwards Lifesciences Corp.(2)	1,903	136,426
Envista Holdings Corp.(2)	11,390	300,924
Globus Medical, Inc., Class A(2)	531	27,676
GVS SpA(2)	1,326	18,694
Hill-Rom Holdings, Inc.	934	85,059
Hologic, Inc.(2)	2,046	140,806
ICU Medical, Inc.(2)	147	26,135
IDEXX Laboratories, Inc.(2)	351	149,112
Inari Medical, Inc.(2)	94	6,223
Inmode Ltd.(2)	524	19,157
Masimo Corp.(2)	722	161,598
Medtronic plc	1,675	168,455
Menicon Co. Ltd.	300	21,244
Nihon Kohden Corp.	300	9,373
Olympus Corp.	4,500	86,041
OrthoPediatrics Corp.(2)	377	16,814
ResMed, Inc.	232	44,530
Silk Road Medical, Inc.(2)	673	40,784
Tandem Diabetes Care, Inc.(2)	305	33,245
Teleflex, Inc.	706	224,670
Zimmer Biomet Holdings, Inc.	4,630	611,623
		2,971,256
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	660	23,529
Alfresa Holdings Corp.	4,800	88,223
Amedisys, Inc.(2)	690	178,710
AMN Healthcare Services, Inc.(2)	549	35,839
Cardinal Health, Inc.	5,427	248,502
Chartwell Retirement Residences	8,801	63,152
Cigna Corp.	551	92,000
CVS Health Corp.	2,577	144,544
Encompass Health Corp.	3,638	223,046
HealthEquity, Inc.(2)	736	37,897
Henry Schein, Inc.(2)	3,445	219,033
Humana, Inc.	259	103,413
McKesson Corp.	2,087	307,812
Option Care Health, Inc.(2)	2,364	31,512
Quest Diagnostics, Inc.	3,042	371,550
R1 RCM, Inc.(2)	3,128	56,054
RadNet, Inc.(2)	1,252	18,167
UnitedHealth Group, Inc.	853	260,284
Universal Health Services, Inc., Class B	3,474	380,577
		2,883,844
Health Care Technology — 0.2%
Cerner Corp.	4,286	300,406
CompuGroup Medical SE & Co. KgaA	226	19,469
Health Catalyst, Inc.(2)(5)	1,061	36,583
Phreesia, Inc.(2)	515	19,039

Teladoc Health, Inc.(2)(5)	556	109,232
Veeva Systems, Inc., Class A(2)	974	263,029
		747,758
Hotels, Restaurants and Leisure — 0.2%
Basic-Fit NV(2)(5)	568	13,767
Brinker International, Inc.	865	37,662
Chipotle Mexican Grill, Inc.(2)	272	326,803
Churchill Downs, Inc.	317	47,281
Las Vegas Sands Corp.	2,715	130,483
Melco International Development Ltd.	3,000	4,864
Planet Fitness, Inc., Class A(2)	382	22,641
Sodexo SA	3,105	199,566
Sushiro Global Holdings Ltd.	1,100	29,821
Whitbread plc(2)	2,357	65,609
Wingstop, Inc.	268	31,176
Wyndham Hotels & Resorts, Inc.	781	36,324
		945,997
Household Durables — 0.1%
Breville Group Ltd.	986	18,162
D.R. Horton, Inc.	2,181	145,713
Haseko Corp.	5,300	63,667
Man Wah Holdings Ltd.	16,000	22,294
Mohawk Industries, Inc.(2)	1,002	103,396
Taylor Wimpey plc(2)	60,139	82,245
Token Corp.	400	30,137
TopBuild Corp.(2)	302	46,269
		511,883
Household Products — 0.2%
Colgate-Palmolive Co.	1,438	113,444
Kimberly-Clark Corp.	821	108,856
Procter & Gamble Co. (The)	3,252	445,849
Reynolds Consumer Products, Inc.	836	23,609
		691,758
Independent Power and Renewable Electricity Producers†
Innergex Renewable Energy, Inc.	2,482	44,748
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,412	232,909
Lifco AB, B Shares	257	18,804
		251,713
Insurance — 0.5%
Aegon NV	21,183	57,375
Aflac, Inc.	7,359	249,838
AIA Group Ltd.	8,600	81,109
Arthur J. Gallagher & Co.	1,673	173,507
Brown & Brown, Inc.	927	40,334
BRP Group, Inc., Class A(2)	1,645	41,948
Chubb Ltd.	4,329	562,380
eHealth, Inc.(2)	532	35,703
Goosehead Insurance, Inc., Class A	306	37,497
Kinsale Capital Group, Inc.	175	32,807
Lemonade, Inc.(2)(5)	306	15,389
Marsh & McLennan Cos., Inc.	761	78,733
Muenchener Rueckversicherungs-Gesellschaft AG	315	73,718
Palomar Holdings, Inc.(2)	186	16,586
Progressive Corp. (The)	714	65,617

Prudential Financial, Inc.	710	45,454
Reinsurance Group of America, Inc.	2,138	215,981
SelectQuote, Inc.(2)	4,774	82,208
Travelers Cos., Inc. (The)	379	45,749
		1,951,933
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	443	715,937
Baidu, Inc., ADR(2)	1,413	187,999
carsales.com Ltd.	823	12,067
EverQuote, Inc., Class A(2)	616	20,630
Facebook, Inc., Class A(2)	1,579	415,451
Kakaku.com, Inc.	700	18,610
Match Group, Inc.(2)	1,618	188,950
QuinStreet, Inc.(2)	1,537	24,600
Tencent Holdings Ltd.	2,000	153,413
		1,737,657
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., ADR(2)	615	187,384
Amazon.com, Inc.(2)	311	944,243
ASKUL Corp.	600	22,946
ASOS plc(2)	1,726	98,523
BHG Group AB(2)	1,845	28,789
boohoo Group plc(2)	3,265	11,445
Chewy, Inc., Class A(2)(5)	1,345	82,852
Expedia Group, Inc.	1,154	108,649
HelloFresh SE(2)	220	11,779
Mercari, Inc.(2)	300	12,682
Redbubble Ltd.(2)(5)	3,270	9,965
Wayfair, Inc., Class A(2)	330	81,850
		1,601,107
IT Services — 0.7%
Accenture plc, Class A	957	207,583
Adyen NV(2)	76	128,248
Atos SE(2)	856	58,521
BASE, Inc.(2)	200	21,359
Capgemini SE	846	97,848
Capita plc(2)	70,050	22,431
Edenred	1,890	88,253
Endava plc, ADR(2)	290	18,531
Euronet Worldwide, Inc.(2)	905	80,400
GDS Holdings Ltd., ADR(2)	3,247	272,878
Globant SA(2)	176	31,787
GMO Payment Gateway, Inc.	100	12,177
Hennge KK(2)	200	14,329
I3 Verticals, Inc., Class A(2)	1,636	33,751
Mastercard, Inc., Class A	849	245,055
NEXTDC Ltd.(2)	4,230	37,852
Nihon Unisys Ltd.	400	11,836
Nuvei Corp.(2)	973	36,157
PayPal Holdings, Inc.(2)	1,654	307,859
Repay Holdings Corp.(2)	2,058	46,367
SHIFT, Inc.(2)	200	25,326
Square, Inc., Class A(2)	1,526	236,347
Twilio, Inc., Class A(2)	915	255,257

Visa, Inc., Class A	1,485	269,839
		2,559,991
Leisure Products — 0.1%
BRP, Inc.	393	21,227
Brunswick Corp.	575	36,633
Callaway Golf Co.	1,418	21,965
Games Workshop Group plc	284	38,281
MIPS AB	258	11,113
Peloton Interactive, Inc., Class A(2)	1,033	113,847
Polaris, Inc.	751	68,236
		311,302
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,647	168,142
Gerresheimer AG	150	15,083
Lonza Group AG	192	116,122
Mettler-Toledo International, Inc.(2)	215	214,551
NeoGenomics, Inc.(2)	1,052	41,270
PRA Health Sciences, Inc.(2)	371	36,150
Repligen Corp.(2)	582	96,944
Tecan Group AG	62	29,425
Thermo Fisher Scientific, Inc.	572	270,625
		988,312
Machinery — 0.5%
Cummins, Inc.	1,574	346,107
Evoqua Water Technologies Corp.(2)	1,913	43,865
Graco, Inc.	2,236	138,408
Harmonic Drive Systems, Inc.	200	13,180
IMI plc	15,548	208,887
Japan Steel Works Ltd. (The)	200	4,280
Knorr-Bremse AG	827	95,734
Kornit Digital Ltd.(2)	409	27,534
Lincoln Electric Holdings, Inc.	923	93,980
Metso Outotec Oyj	4,878	34,363
Nabtesco Corp.	800	30,019
Navistar International Corp.(2)	911	39,273
Oshkosh Corp.	2,561	172,509
PACCAR, Inc.	2,941	251,103
Parker-Hannifin Corp.	1,638	341,294
Pentair plc	1,322	65,783
Techtronic Industries Co. Ltd.	8,500	114,333
Weir Group plc (The)(2)	1,141	21,213
		2,041,865
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	7,196	18,861
Comcast Corp., Class A	3,348	141,420
Fox Corp., Class B	8,889	232,358
Future plc	983	25,276
Nippon Television Holdings, Inc.	8,400	88,885
Publicis Groupe SA	3,253	113,319
Stroeer SE & Co. KGaA(2)	271	19,591
TV Asahi Holdings Corp.	2,416	36,572
WPP plc	15,322	122,684
		798,966
Metals and Mining†
OZ Minerals Ltd.	679	7,103

Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.	3,798	53,058
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	637	26,659
PennyMac Mortgage Investment Trust	4,165	62,350
		142,067
Multi-Utilities — 0.1%
Ameren Corp.	1,541	125,006
NorthWestern Corp.	5,413	282,180
		407,186
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	1,679	151,647
Magazine Luiza SA	24,792	105,987
Pan Pacific International Holdings Corp.	3,100	66,202
Ryohin Keikaku Co. Ltd.	800	16,768
Seria Co. Ltd.	700	27,077
Target Corp.	576	87,679
		455,360
Oil, Gas and Consumable Fuels — 0.4%
Cimarex Energy Co.	3,396	86,157
CNOOC Ltd.	161,000	147,084
CNOOC Ltd., ADR	90	8,291
ConocoPhillips	11,542	330,332
Eni SpA	14,549	102,390
Gazprom PJSC, ADR	8,741	33,510
Gazprom PJSC	28,515	55,674
Gibson Energy, Inc.(5)	811	11,943
Neste Oyj	2,208	115,330
PetroChina Co. Ltd., H Shares	342,000	96,982
Phillips 66	1,150	53,659
Saras SpA(2)	70,901	36,309
Surgutneftegas PJSC, Preference Shares	367,071	167,539
TOTAL SE	5,009	151,687
		1,396,887
Paper and Forest Products — 0.1%
Mondi plc	13,629	258,525
West Fraser Timber Co. Ltd.	807	37,427
		295,952
Personal Products — 0.1%
elf Beauty, Inc.(2)	839	17,006
Estee Lauder Cos., Inc. (The), Class A	351	77,101
Jamieson Wellness, Inc.	582	16,836
Ontex Group NV(2)	3,258	35,963
Shiseido Co. Ltd.	2,500	154,761
		301,667
Pharmaceuticals — 0.5%
ALK-Abello A/S(2)	67	22,401
AstraZeneca plc	1,108	111,528
Axsome Therapeutics, Inc.(2)	330	21,882
Bristol-Myers Squibb Co.	3,587	209,660
GlaxoSmithKline plc	15,485	258,355
Harmony Biosciences Holdings, Inc.(2)(5)	285	11,086
Horizon Therapeutics plc(2)	2,152	161,249
Jazz Pharmaceuticals plc(2)	576	83,002
Laboratorios Farmaceuticos Rovi SA(2)	166	5,918
Merck & Co., Inc.	3,225	242,552

Novo Nordisk A/S, B Shares	3,482	222,680
Optinose, Inc.(2)(5)	734	2,349
Reata Pharmaceuticals, Inc., Class A(2)	89	10,387
Sanofi	718	64,907
Sanofi, ADR	4,666	211,370
Takeda Pharmaceutical Co. Ltd.	4,500	139,263
Zoetis, Inc.	762	120,815
		1,899,404
Professional Services — 0.2%
ASGN, Inc.(2)	359	23,938
CoStar Group, Inc.(2)	129	106,246
IHS Markit Ltd.	2,164	175,003
IR Japan Holdings Ltd.	100	11,106
Korn Ferry	681	20,559
Randstad NV(2)	988	49,388
Recruit Holdings Co. Ltd.	3,700	141,327
Teleperformance	400	120,349
UT Group Co. Ltd.(2)	600	18,706
Verisk Analytics, Inc.	933	166,046
		832,668
Real Estate Management and Development — 0.2%
Altus Group Ltd.	439	17,961
Colliers International Group, Inc.	347	24,576
ESR Cayman Ltd.(2)	26,400	79,787
Fastighets AB Balder, B Shares(2)	482	22,720
FirstService Corp.	584	78,309
Open House Co. Ltd.	4,500	152,934
Redfin Corp.(2)	914	38,178
Samhallsbyggnadsbolaget i Norden AB(5)	27,831	76,762
Shurgard Self Storage SA	931	39,690
Tricon Residential, Inc.	6,669	54,762
VGP NV	490	63,804
		649,483
Road and Rail — 0.2%
Heartland Express, Inc.	10,118	185,261
J.B. Hunt Transport Services, Inc.	824	100,314
Norfolk Southern Corp.	1,542	322,463
Sixt SE(2)	195	14,768
TFI International, Inc.	654	29,119
Union Pacific Corp.	1,144	202,705
		854,630
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(2)	2,661	200,347
Allegro MicroSystems, Inc.(2)	526	9,626
Applied Materials, Inc.	6,589	390,266
ASM International NV	135	19,318
ASML Holding NV	389	141,423
Broadcom, Inc.	401	140,202
Entegris, Inc.	213	15,926
Infineon Technologies AG	4,884	136,772
Inphi Corp.(2)	72	10,063
Marvell Technology Group Ltd.	4,496	168,645
Maxim Integrated Products, Inc.	2,061	143,549
Microchip Technology, Inc.	782	82,172
MKS Instruments, Inc.	186	20,160

Nova Measuring Instruments Ltd.(2)(5)	442	24,588
NVIDIA Corp.	710	355,966
PDF Solutions, Inc.(2)	1,105	20,708
Power Integrations, Inc.	697	41,966
Semtech Corp.(2)	832	45,668
SiTime Corp.(2)	244	20,372
Skyworks Solutions, Inc.	1,670	235,954
SOITEC(2)	227	32,267
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	150,920
Teradyne, Inc.	1,967	172,801
Texas Instruments, Inc.	1,110	160,495
Xilinx, Inc.	2,569	304,915
		3,045,089
Software — 1.1%
Adobe, Inc.(2)	420	187,782
Atlassian Corp. plc, Class A(2)	515	98,684
Avast plc	2,229	13,712
Cadence Design Systems, Inc.(2)	3,221	352,281
Coupa Software, Inc.(2)	412	110,292
Dassault Systemes SE	492	84,110
Descartes Systems Group, Inc. (The)(2)	380	20,376
DocuSign, Inc.(2)	773	156,339
Envestnet, Inc.(2)	1,900	145,806
Everbridge, Inc.(2)	293	30,674
Five9, Inc.(2)	338	51,281
HubSpot, Inc.(2)	607	176,072
Kinaxis, Inc.(2)	93	14,197
LINK Mobility Group Holding ASA(2)	2,782	14,862
Manhattan Associates, Inc.(2)	2,649	226,489
Microsoft Corp.	6,710	1,358,574
Model N, Inc.(2)	1,169	41,184
nCino, Inc.(2)	550	38,786
Netcompany Group A/S(2)	354	29,485
Open Text Corp.	2,663	97,812
Palo Alto Networks, Inc.(2)	846	187,127
Paylocity Holding Corp.(2)	177	32,837
Rakus Co. Ltd.	1,000	19,561
Rapid7, Inc.(2)	417	25,825
RealPage, Inc.(2)	549	30,574
RingCentral, Inc., Class A(2)	608	157,071
SailPoint Technologies Holdings, Inc.(2)	968	40,182
salesforce.com, Inc.(2)	781	181,403
Sinch AB(2)	227	21,647
Slack Technologies, Inc., Class A(2)	5,705	145,934
Splunk, Inc.(2)	1,224	242,401
TeamViewer AG(2)	267	11,796
Vertex, Inc., Class A(2)	216	5,236
		4,350,392
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	2,212	325,783
Bilia AB, A Shares(2)	2,214	29,591
Burlington Stores, Inc.(2)	855	165,511
Five Below, Inc.(2)	837	111,605
Home Depot, Inc. (The)	1,521	405,666
JD Sports Fashion plc	2,280	21,847

Kingfisher plc(2)		41,112	152,987
Leslie's, Inc.(2)		289	6,349
Lithia Motors, Inc., Class A		710	162,995
National Vision Holdings, Inc.(2)		1,188	47,912
TJX Cos., Inc. (The)		3,551	180,391
Vroom, Inc.(2)		536	22,030
			1,632,667
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.		10,981	1,195,391
HP, Inc.		13,808	247,992
			1,443,383
Textiles, Apparel and Luxury Goods — 0.2%
ANTA Sports Products Ltd.		6,000	66,067
Crocs, Inc.(2)		1,023	53,533
lululemon athletica, Inc.(2)		564	180,079
LVMH Moet Hennessy Louis Vuitton SE		235	110,328
NIKE, Inc., Class B		2,309	277,265
Pandora A/S		188	14,906
Puma SE(2)		1,167	102,336
VF Corp.		1,341	90,115
			894,629
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.		11,469	131,664
NMI Holdings, Inc., Class A(2)		2,458	52,823
			184,487
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares		1,774	19,640
Applied Industrial Technologies, Inc.		619	37,790
Beijer Ref AB		482	13,315
Diploma plc		877	25,302
Electrocomponents plc		3,375	29,735
Howden Joinery Group plc(2)		1,863	15,381
IMCD NV		150	17,384
MonotaRO Co. Ltd.		1,700	94,913
MSC Industrial Direct Co., Inc., Class A		4,553	317,162
Seven Group Holdings Ltd.(5)		2,587	35,516
W.W. Grainger, Inc.		266	93,105
Yamazen Corp.		2,600	25,530
			724,773
Wireless Telecommunication Services — 0.1%
China Mobile Ltd.		6,500	39,556
Rogers Communications, Inc., Class B		5,131	208,429
			247,985
TOTAL COMMON STOCKS (Cost $57,472,299)			74,751,868
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.7%
Australia — 0.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	775,595
Australia Government Bond, 3.00%, 3/21/47	AUD	1,655,000	1,480,620
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	232,711
			2,488,926
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(6)	EUR	126,000	159,474
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	140,000	177,075

Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	101,000	202,435
			538,984
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	47,000	100,144
Canada — 0.4%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	234,464
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	563,834
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	370,945
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	376,662
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	37,307
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	98,408
			1,681,620
China — 0.7%
China Government Bond, 3.25%, 6/6/26	CNY	550,000	82,780
China Government Bond, 3.29%, 5/23/29	CNY	400,000	60,034
China Government Bond, 3.39%, 3/16/50	CNY	18,340,000	2,512,297
			2,655,111
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	141,125
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	97,746
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	87,215
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	78,465
			165,680
Finland — 0.6%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	173,000	246,873
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	1,750,000	2,139,647
			2,386,520
France — 0.5%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,748,784
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	228,679
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	259,970
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	326,538
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,238,021
			1,564,559
Japan — 2.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	308,200
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,057,419
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,927,593
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	449,888
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,397,614
			8,140,714
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	205,565
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	379,207
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	446,250
			825,457
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(6)(7)	EUR	95,000	111,653
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	401,000	500,119

Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	63,000	131,901
			743,673
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	360,000	39,436
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,510,000	170,526
			209,962
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	183,572
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	60,906
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	221,890
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(6)	EUR	5,000	6,691
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	164,000	208,408
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	16,000	26,416
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	30,000	68,450
			309,965
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	307,117
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	140,955
			448,072
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	119,399
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	344,250
			463,649
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,720,042)			25,871,273
CORPORATE BONDS — 5.8%
Aerospace and Defense†
Bombardier, Inc., 8.75%, 12/1/21(6)		$25,000	24,886
Howmet Aerospace, Inc., 5.125%, 10/1/24		50,000	52,591
Raytheon Technologies Corp., 5.70%, 4/15/40		75,000	105,471
			182,948
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	39,403
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	47,372
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	60,976
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	245,388
General Motors Co., 5.15%, 4/1/38		100,000	111,088
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	192,588
			657,412
Banks — 1.2%
Akbank T.A.S., 5.00%, 10/24/22		50,000	49,033
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		102,000	114,989
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	247,613
Banistmo SA, 3.65%, 9/19/22		$120,000	122,556
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	138,477
Bank of America Corp., VRN, 3.42%, 12/20/28		$56,000	62,273
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	234,140
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	118,408
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	119,410
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	116,977
Citigroup, Inc., VRN, 3.52%, 10/27/28		$210,000	233,178

Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	269,106
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	148,007
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	117,962
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	153,804
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	446,668
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	491,609
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	111,838
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	66,031
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	137,002
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	300,000	385,107
Intercorp Financial Services, Inc., 4.125%, 10/19/27(6)		$125,000	129,375
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	325,410
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	131,244
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	132,391
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	109,226
Woori Bank, MTN, 4.75%, 4/30/24		61,000	67,192
			4,779,026
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	220,948
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	62,465
			283,413
Biotechnology — 0.2%
AbbVie, Inc., 3.25%, 10/1/22(6)		$190,000	198,593
AbbVie, Inc., 3.85%, 6/15/24(6)		80,000	87,732
AbbVie, Inc., 3.60%, 5/14/25		40,000	44,358
AbbVie, Inc., 4.55%, 3/15/35(6)		80,000	96,199
AbbVie, Inc., 4.40%, 11/6/42		130,000	153,527
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	259,569
			839,978
Capital Markets — 0.2%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	134,131
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	120,596
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	67,698
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$305,000	337,889
MDGH - GMTN B.V., 3.25%, 4/28/22(6)		41,000	42,546
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		250,000	267,224
SURA Asset Management SA, 4.375%, 4/11/27		40,000	44,722
			1,014,806
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(6)		34,000	36,462
Tronox Finance plc, 5.75%, 10/1/25(6)		10,000	10,000
			46,462
Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 1/31/28		190,000	213,648
Navient Corp., 5.50%, 1/25/23		20,000	20,012
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(6)		11,000	11,334
			244,994
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23		11,000	11,149
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)		10,000	10,018
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	27,359
			48,526
Diversified Financial Services — 1.2%
Fiore Capital LLC, VRDN, 0.32%, 11/6/20 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000

Gulf Gate Apartments LLC, VRN, 0.15%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.3%
Altice France SA, 7.375%, 5/1/26(6)		35,000	36,568
AT&T, Inc., 4.45%, 4/1/24		6,000	6,699
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	136,238
AT&T, Inc., 3.55%, 9/15/55(6)		$112,000	106,405
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,419
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	66,165
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	48,296
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$25,000	26,883
Ooredoo International Finance Ltd., 3.75%, 6/22/26(6)		61,000	67,977
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	126,652
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		$80,000	77,501
Verizon Communications, Inc., 4.40%, 11/1/34		285,000	351,847
			1,061,650
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	88,339
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	80,401
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	92,376
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	11,001
Exelon Corp., 4.45%, 4/15/46		30,000	36,356
FirstEnergy Corp., 4.85%, 7/15/47		30,000	32,602
Greenko Investment Co., 4.875%, 8/16/23(6)		41,000	41,254
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)		41,000	46,945
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	50,361
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(6)		50,000	54,750
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	33,338
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	117,070
			684,793
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		$20,000	21,813
Essex Portfolio LP, 3.25%, 5/1/23		30,000	31,572
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	21,465
Iron Mountain, Inc., 4.875%, 9/15/27(6)		20,000	20,408
Kilroy Realty LP, 3.80%, 1/15/23		100,000	104,067
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,091
			220,416
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		50,000	56,308
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	70,730
			127,038
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		$20,000	20,620
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(6)		30,000	30,915
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(6)		70,000	72,450
MHP SE, 7.75%, 5/10/24(6)		51,000	53,412
Minerva Luxembourg SA, 5.875%, 1/19/28(6)		30,000	31,208
Pilgrim's Pride Corp., 5.75%, 3/15/25(6)		70,000	71,750
Post Holdings, Inc., 5.00%, 8/15/26(6)		40,000	41,549
			321,904
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		82,000	89,995
Health Care Providers and Services — 0.1%
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		20,000	19,850

CHS / Community Health Systems, Inc., 8.00%, 12/15/27(6)		14,000	13,825
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(6)		35,000	18,003
CVS Health Corp., 4.30%, 3/25/28		130,000	150,749
CVS Health Corp., 4.78%, 3/25/38		60,000	72,332
HCA, Inc., 4.50%, 2/15/27		45,000	50,935
Team Health Holdings, Inc., 6.375%, 2/1/25(6)		10,000	6,207
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	42,222
Tenet Healthcare Corp., 5.125%, 5/1/25		50,000	49,548
UnitedHealth Group, Inc., 3.75%, 7/15/25		50,000	56,805
			480,476
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(6)		16,000	16,406
Boyd Gaming Corp., 6.375%, 4/1/26		25,000	25,974
Golden Nugget, Inc., 6.75%, 10/15/24(6)		30,000	25,441
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		20,000	20,258
McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	51,097
MGM Resorts International, 6.00%, 3/15/23		30,000	31,162
MGM Resorts International, 4.625%, 9/1/26		8,000	7,877
Penn National Gaming, Inc., 5.625%, 1/15/27(6)		35,000	35,842
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(6)		55,000	52,766
Yum! Brands, Inc., 3.75%, 11/1/21		25,000	25,341
			292,164
Household Durables — 0.1%
Lennar Corp., 4.75%, 4/1/21		70,000	70,772
Meritage Homes Corp., 5.125%, 6/6/27		40,000	44,342
PulteGroup, Inc., 5.50%, 3/1/26		20,000	23,138
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	87,630
			225,882
Household Products†
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,200
Insurance — 0.2%
American International Group, Inc., 4.50%, 7/16/44		70,000	83,924
AXA SA, 7.125%, 12/15/20	GBP	110,000	143,607
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	263,425
Markel Corp., 4.90%, 7/1/22		$120,000	128,378
WR Berkley Corp., 4.625%, 3/15/22		80,000	84,365
			703,699
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		61,000	67,074
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	147,371
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	130,170
Media — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(6)		$45,000	46,706
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(6)		30,000	31,540
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		130,000	149,844
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	26,887
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		180,000	204,868
CSC Holdings LLC, 5.50%, 5/15/26(6)		25,000	26,000
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,506
Gray Television, Inc., 5.875%, 7/15/26(6)		40,000	41,709
Sinclair Television Group, Inc., 5.625%, 8/1/24(6)		30,000	29,996
TEGNA, Inc., 5.50%, 9/15/24(6)		13,000	13,264
TEGNA, Inc., 4.625%, 3/15/28(6)		375,000	372,375

WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	127,717
			1,096,412
Metals and Mining — 0.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(6)		$20,000	20,663
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	50,326
First Quantum Minerals Ltd., 6.50%, 3/1/24(6)		110,000	109,381
Nexa Resources SA, 5.375%, 5/4/27		92,000	97,037
Vedanta Resources Ltd., 6.125%, 8/9/24(6)		87,000	51,137
			328,544
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(6)		82,000	86,848
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(6)		61,000	64,513
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	136,351
Dominion Energy, Inc., 4.90%, 8/1/41		$70,000	88,917
NiSource, Inc., 5.65%, 2/1/45		70,000	97,719
Sempra Energy, 2.875%, 10/1/22		130,000	134,735
Sempra Energy, 3.25%, 6/15/27		80,000	86,450
Sempra Energy, 4.00%, 2/1/48		40,000	45,043
			740,576
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		40,000	45,308
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		20,000	22,422
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	22,594
Ecopetrol SA, 5.875%, 5/28/45		130,000	141,954
Energy Transfer Operating LP, 3.60%, 2/1/23		14,000	14,429
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	250,293
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(6)		56,000	59,519
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(6)		56,000	78,652
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	249,022
MEG Energy Corp., 6.50%, 1/15/25(6)		21,000	20,439
MPLX LP, 4.875%, 6/1/25		30,000	33,894
MPLX LP, 4.50%, 4/15/38		40,000	40,523
MPLX LP, 5.20%, 3/1/47		20,000	21,015
Ovintiv, Inc., 6.50%, 2/1/38		50,000	45,672
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(6)		40,000	40,975
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	51,213
QEP Resources, Inc., 5.375%, 10/1/22		50,000	44,094
SM Energy Co., 5.00%, 1/15/24		25,000	12,563
Southwestern Energy Co., 6.45%, 1/23/25		35,000	35,131
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		45,000	45,113
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		20,000	20,112
TOTAL SE, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	117,010
Williams Cos., Inc. (The), 4.55%, 6/24/24		$170,000	187,607
			1,599,554
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 5.50%, 3/1/23(6)		20,000	20,013
Bausch Health Cos., Inc., 6.125%, 4/15/25(6)		85,000	87,465
Bristol-Myers Squibb Co., 3.25%, 8/15/22		90,000	94,652
Bristol-Myers Squibb Co., 3.625%, 5/15/24		15,000	16,458
			218,588
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	118,328
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	20,100
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	48,794

United Rentals North America, Inc., 5.50%, 5/15/27	15,000	15,975
		203,197
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50	130,000	147,377
PetSmart, Inc., 5.875%, 6/1/25(6)	10,000	10,169
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	60,000	60,844
		218,390
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(6)	70,000	72,610
Western Digital Corp., 4.75%, 2/15/26	20,000	21,566
		94,176
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(6)	30,000	29,484
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24	70,000	73,255
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	97,000	102,383
Millicom International Cellular SA, 5.125%, 1/15/28(6)	102,000	107,253
Sprint Corp., 7.25%, 9/15/21	85,000	88,641
Sprint Corp., 7.875%, 9/15/23	35,000	40,009
Sprint Corp., 7.125%, 6/15/24	70,000	80,602
T-Mobile USA, Inc., 6.50%, 1/15/26	10,000	10,433
		429,321
TOTAL CORPORATE BONDS (Cost $21,321,670)		22,262,297
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.87%), 7/1/36	6,155	6,511
FHLMC, VRN, 2.41%, (1-year H15T1Y plus 2.14%), 10/1/36	19,500	20,531
FHLMC, VRN, 3.46%, (1-year H15T1Y plus 2.26%), 4/1/37	54,860	57,979
FHLMC, VRN, 2.78%, (12-month LIBOR plus 1.76%), 9/1/40	15,701	16,380
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	12,158	12,819
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.86%), 7/1/41	41,661	43,903
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	12,439	12,763
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	183	184
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	4,305	4,339
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	30,566	31,751
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	43,669	45,359
FNMA, VRN, 1.95%, (6-month LIBOR plus 1.54%), 9/1/35	6,534	6,793
FNMA, VRN, 2.99%, (1-year H15T1Y plus 2.16%), 3/1/38	40,294	42,476
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	7,750	8,090
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.85%), 3/1/40	10,490	11,015
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.77%), 10/1/40	17,927	18,595
		339,488
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FHLMC, 8.00%, 7/1/30	1,297	1,577
FHLMC, 6.50%, 5/1/31	6,646	7,425
FHLMC, 5.50%, 12/1/33	46,438	53,715
FHLMC, 5.50%, 1/1/38	65,948	76,857
FHLMC, 6.00%, 2/1/38	91,316	107,733
FHLMC, 6.00%, 11/1/38	77,847	90,754
FNMA, 7.00%, 6/1/26	147	164
FNMA, 6.50%, 6/1/29	7,887	8,804
FNMA, 7.00%, 7/1/29	394	395
FNMA, 7.00%, 3/1/30	2,986	3,333

FNMA, 7.50%, 9/1/30	1,875	2,200
FNMA, 6.50%, 9/1/31	13,393	14,957
FNMA, 7.00%, 9/1/31	3,776	4,021
FNMA, 6.50%, 1/1/32	3,252	3,724
FNMA, 5.50%, 6/1/33	44,007	51,728
FNMA, 5.50%, 8/1/33	223,495	263,089
FNMA, 5.50%, 9/1/33	58,111	68,492
FNMA, 5.00%, 11/1/33	182,647	210,455
FNMA, 5.50%, 1/1/34	127,049	146,451
FNMA, 3.50%, 3/1/34	100,698	107,686
FNMA, 5.00%, 2/1/36	156,894	180,998
FNMA, 5.50%, 4/1/36	27,209	31,877
FNMA, 5.00%, 10/1/36	15,404	16,910
FNMA, 5.50%, 12/1/36	52,961	61,592
FNMA, 5.50%, 1/1/37	189,372	221,348
FNMA, 6.50%, 8/1/37	25,049	29,005
FNMA, 5.00%, 4/1/40	311,650	359,784
FNMA, 5.00%, 6/1/41	249,752	288,304
FNMA, 6.50%, 8/1/47	9,076	9,808
FNMA, 6.50%, 9/1/47	18,310	19,731
FNMA, 6.50%, 9/1/47	883	952
FNMA, 6.50%, 9/1/47	9,664	10,416
GNMA, 7.00%, 1/15/24	362	381
GNMA, 8.00%, 7/15/24	2,484	2,559
GNMA, 8.00%, 9/15/24	795	799
GNMA, 9.00%, 4/20/25	377	416
GNMA, 7.00%, 9/15/25	3,631	3,691
GNMA, 7.50%, 10/15/25	2,711	2,755
GNMA, 7.50%, 2/15/26	6,488	7,114
GNMA, 8.25%, 7/15/26	16,842	17,119
GNMA, 7.00%, 12/15/27	10,844	10,887
GNMA, 6.50%, 2/15/28	1,700	1,875
GNMA, 6.50%, 3/15/28	6,952	7,703
GNMA, 6.50%, 4/15/28	392	432
GNMA, 6.00%, 10/15/28	13,379	15,180
GNMA, 7.00%, 5/15/31	3,904	4,641
GNMA, 5.50%, 11/15/32	26,379	30,585
GNMA, 6.50%, 10/15/38	297,387	342,868
GNMA, 4.50%, 5/20/41	229,802	255,891
GNMA, 4.50%, 6/15/41	137,836	155,887
GNMA, 3.50%, 6/20/42	201,432	218,814
GNMA, 3.50%, 4/20/45	55,355	59,246
GNMA, 2.50%, 2/20/47	37,098	39,203
UMBS, 2.00%, TBA	2,850,000	2,938,506
UMBS, 2.50%, TBA	5,900,000	6,147,754
		12,718,591
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,704,666)		13,058,079
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(6)(9)	425,000	425,000
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(6)	450,000	449,376
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.83%, (3-month LIBOR plus 1.55%), 5/15/30(6)	400,000	393,839
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(6)	550,000	539,656
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(6)	775,000	764,020
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(6)	275,000	266,423

CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(6)	450,000	442,659
CBAM Ltd., Series 2019-10A, Class A1A, VRN, 1.64%, (3-month LIBOR plus 1.42%), 4/20/32(6)	450,000	449,171
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 1.37%, (3-month LIBOR plus 1.15%), 10/20/27(6)	400,000	397,923
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(6)	400,000	397,900
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.65%), 5/15/32(6)	375,000	378,572
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(6)	300,000	298,627
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 3.03%, (3-month LIBOR plus 2.75%), 7/24/31(6)	500,000	506,139
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(6)(9)	350,000	350,000
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(6)	325,000	322,097
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(6)	500,000	496,962
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/15/34(6)(9)	350,000	350,000
KKR CLO Ltd., Series 2018, Class A, VRN, 1.49%, (3-month LIBOR plus 1.27%), 7/18/30(6)	575,000	573,010
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(6)	300,000	292,449
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(6)	350,000	351,914
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(6)	400,000	394,942
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(6)	375,000	365,920
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.07%, (3-month LIBOR plus 1.85%), 4/20/31(6)	350,000	352,529
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(6)(9)	350,000	345,625
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(6)	675,000	677,620
Reese Park CLO, Ltd., Series 2020-1A, Class C, VRN, 2.67%, (3-month LIBOR plus 2.45%), 10/15/32(6)(9)	325,000	325,000
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.33%), 8/20/32(6)	225,000	223,899
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 1.97%, (3-month LIBOR plus 1.75%), 4/18/31(6)	100,000	98,673
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	505,569
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,745,281)		11,735,514
MUNICIPAL SECURITIES — 2.7%
Alaska Housing Finance Corp. Rev., VRDN, 0.15%, 11/1/20 (SBBPA: FHLB)	100,000	100,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	160,644
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.17%, 11/6/20 (LOC: Wells Fargo Bank N.A.)	100,000	100,000
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 0.15%, 11/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	36,017
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,575,275
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.11%, 11/1/20 (GA: Chevron Corp.)	150,000	150,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	164,060
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	14,362
New York City GO, 6.27%, 12/1/37	40,000	58,785
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	132,880
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	65,316
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	199,224
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	253,465
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	103,728
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	134,006
State of California GO, 0.18%, 1/11/21	650,000	649,961
State of California GO, 4.60%, 4/1/38	40,000	46,996
State of California GO, 7.55%, 4/1/39	30,000	51,599
State of California GO, 7.30%, 10/1/39	30,000	48,536
State of California GO, 7.60%, 11/1/40	65,000	115,263
State of New York Mortgage Agency Rev., VRDN, 0.14%, 11/1/20 (SBBPA: Barclays Bank plc)	270,000	270,000
State of Texas Rev., 4.00%, 8/26/21	2,880,000	2,968,531
State of Washington GO, 5.14%, 8/1/40	5,000	7,154

Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.18%, 11/6/20 (LOC: Bank of America N.A.)	575,000	575,000
Tennis for Charity, Inc. Rev., VRDN, 0.14%, 11/6/20 (LOC: JPMorgan Chase Bank N.A.)	1,385,000	1,385,000
TOTAL MUNICIPAL SECURITIES (Cost $10,034,254)		10,465,802
COMMERCIAL PAPER(3) — 2.0%
Bennington Stark Capital Co. LLC, 0.19%, 1/14/21(6)	1,950,000	1,949,218
Crown Point Capital Co. LLC, 0.27%, 11/5/20 (LOC: Credit Suisse AG)(6)	2,300,000	2,299,956
LMA-Americas LLC, 0.18%, 1/12/21(6)	1,550,000	1,549,429
LMA-Americas LLC, 0.19%, 1/26/21(6)	770,000	769,637
Ridgefield Funding Co. LLC, 0.23%, 4/6/21(6)	1,100,000	1,098,735
TOTAL COMMERCIAL PAPER (Cost $7,667,175)		7,666,975
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.12%, 11/25/34	288,582	284,004
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.37%, 8/25/34	96,484	96,166
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(6)	200,000	191,450
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(6)	60,768	61,120
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(6)	31,617	31,950
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.94%, 10/25/29(6)	118,429	121,957
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(6)	134,524	135,300
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(6)	52,176	53,324
		975,271
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	279,564	257,519
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	251,273	238,437
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	860,000	881,704
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	465,892	490,433
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.50%, (1-month LIBOR plus 1.35%), 3/25/29	3,853	3,854
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	1,084,031	1,125,386
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	218,905	193,668
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	399,290	392,173
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	559,335	571,606
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	185,743	197,526
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	115,848	123,092
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	123,609	125,036
FNMA, Series 2017-C06, Class 2M2, VRN, 2.95%, (1-month LIBOR plus 2.80%), 2/25/30	46,797	46,894
FNMA, Series 2017-C07, Class 1M2, VRN, 2.55%, (1-month LIBOR plus 2.40%), 5/25/30	601,776	595,419
		5,242,747
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,968,968)		6,218,018
ASSET-BACKED SECURITIES — 1.1%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(6)	106,277	108,017
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(6)	400,000	403,885
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	1,300,000	1,300,750
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(6)	445,534	446,784
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(6)	47,869	48,082
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(6)	145,507	148,425
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(6)	100,000	101,068
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(6)	290,894	300,183
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(6)	454,693	485,898
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	49,341	40,661
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(6)	230,120	231,584

VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(6)	181,492	184,377
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	305,011	315,666
TOTAL ASSET-BACKED SECURITIES (Cost $4,038,310)		4,115,380
PREFERRED STOCKS — 0.2%
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	345,737
Insurance — 0.1%
Allianz SE, 3.375%	200,000	252,108
Credit Agricole Assurances SA, 4.25%	100,000	125,683
Intesa Sanpaolo Vita SpA, 4.75%	200,000	242,549
		620,340
TOTAL PREFERRED STOCKS (Cost $980,869)		966,077
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Value ETF	198	7,690
iShares Russell Mid-Cap Value ETF	3,536	288,538
SPDR S&P 500 ETF Trust	443	144,657
TOTAL EXCHANGE-TRADED FUNDS (Cost $384,052)		440,885
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Mapletree Logistics Trust(2) (Cost $—)	671	—
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,076,196)	9,076,196	9,076,196
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(10) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $260,399)	260,399	260,399
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $362,199,851)		396,715,801
OTHER ASSETS AND LIABILITIES — (2.8)%		(10,932,196)
TOTAL NET ASSETS — 100.0%		$385,783,605

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,117,040	AUD	2,887,720	UBS AG	12/16/20	$86,790
BRL	2,598,867	USD	496,327	Goldman Sachs & Co.	12/16/20	(44,195)
CAD	331,082	USD	251,701	Morgan Stanley	12/16/20	(3,142)
CAD	384,894	USD	288,853	Morgan Stanley	12/16/20	105
CAD	10,095	USD	7,688	Morgan Stanley	12/31/20	(108)
CAD	10,077	USD	7,667	Morgan Stanley	12/31/20	(101)
CAD	4,136	USD	3,144	Morgan Stanley	12/31/20	(39)
CAD	7,894	USD	6,004	Morgan Stanley	12/31/20	(77)
CAD	6,629	USD	4,965	Morgan Stanley	12/31/20	12
CAD	4,118	USD	3,084	Morgan Stanley	12/31/20	8
CAD	31,091	USD	23,360	Morgan Stanley	12/31/20	(16)
USD	475,523	CAD	626,195	Morgan Stanley	12/16/20	5,410
USD	117,708	CAD	156,201	Morgan Stanley	12/16/20	441
USD	127,712	CAD	168,413	Morgan Stanley	12/16/20	1,277
USD	185,062	CAD	246,678	Morgan Stanley	12/31/20	(155)
USD	6,075	CAD	8,125	Morgan Stanley	12/31/20	(25)
USD	2,963	CAD	3,938	Morgan Stanley	12/31/20	7

USD	3,623	CAD	4,803	Morgan Stanley	12/31/20	17
USD	5,737	CAD	7,593	Morgan Stanley	12/31/20	36
USD	9,486	CAD	12,479	Morgan Stanley	12/31/20	117
USD	10,712	CAD	14,288	Morgan Stanley	12/31/20	(16)
USD	3,231	CAD	4,270	Morgan Stanley	12/31/20	26
USD	124,761	CAD	166,300	Morgan Stanley	12/31/20	(104)
USD	3,308	CAD	4,427	Morgan Stanley	12/31/20	(16)
USD	232,657	CHF	210,401	Morgan Stanley	12/16/20	2,888
USD	632,550	CLP	482,034,967	Goldman Sachs & Co.	12/16/20	9,272
CNY	1,699,004	USD	250,683	Goldman Sachs & Co.	12/16/20	2,130
USD	665,338	CNY	4,542,064	Goldman Sachs & Co.	12/16/20	(10,525)
COP	1,118,316,992	USD	289,195	Goldman Sachs & Co.	12/16/20	(812)
USD	608,127	COP	2,246,085,247	Goldman Sachs & Co.	12/16/20	28,924
CZK	5,138,824	USD	222,296	UBS AG	12/16/20	(2,507)
USD	292,402	CZK	6,565,069	UBS AG	12/16/20	11,612
USD	14,530	DKK	90,938	Goldman Sachs & Co.	12/16/20	288
EUR	5,009	USD	5,880	Credit Suisse AG	12/31/20	(37)
EUR	2,976	USD	3,534	Credit Suisse AG	12/31/20	(63)
EUR	3,571	USD	4,230	Credit Suisse AG	12/31/20	(65)
EUR	9,832	USD	11,564	Credit Suisse AG	12/31/20	(96)
EUR	14,042	USD	16,526	Credit Suisse AG	12/31/20	(148)
USD	205,730	EUR	176,189	JPMorgan Chase Bank N.A.	11/18/20	464
USD	163,925	EUR	139,031	JPMorgan Chase Bank N.A.	11/18/20	1,949
USD	4,262,506	EUR	3,621,685	JPMorgan Chase Bank N.A.	11/18/20	43,115
USD	119,715	EUR	101,989	Credit Suisse AG	12/31/20	760
USD	3,803	EUR	3,240	Credit Suisse AG	12/31/20	24
USD	3,852	EUR	3,257	Credit Suisse AG	12/31/20	53
USD	6,285	EUR	5,340	Credit Suisse AG	12/31/20	56
USD	12,235	EUR	10,403	Credit Suisse AG	12/31/20	102
USD	13,285	EUR	11,216	Credit Suisse AG	12/31/20	203
USD	482,486	EUR	411,046	Credit Suisse AG	12/31/20	3,063
GBP	136,379	USD	175,818	Bank of America N.A.	12/16/20	919
GBP	13,116	USD	17,145	JPMorgan Chase Bank N.A.	12/31/20	(146)
GBP	12,197	USD	15,852	JPMorgan Chase Bank N.A.	12/31/20	(42)
GBP	11,954	USD	15,454	JPMorgan Chase Bank N.A.	12/31/20	40
USD	22,954	GBP	17,672	JPMorgan Chase Bank N.A.	12/31/20	49
USD	558,868	GBP	438,806	JPMorgan Chase Bank N.A.	12/31/20	(9,883)
USD	20,610	GBP	16,026	JPMorgan Chase Bank N.A.	12/31/20	(161)
HUF	8,442,956	USD	28,026	UBS AG	12/16/20	(1,235)
USD	240,117	HUF	73,651,936	UBS AG	12/16/20	6,401
IDR	1,713,462,617	USD	114,048	Goldman Sachs & Co.	12/16/20	1,383
USD	342,854	IDR	5,108,518,896	Goldman Sachs & Co.	12/16/20	(1,294)
ILS	159,891	USD	46,819	UBS AG	12/16/20	62
USD	329,018	ILS	1,120,405	UBS AG	12/16/20	503
INR	68,158,452	USD	920,420	UBS AG	12/16/20	(9,752)
USD	909,507	INR	68,158,452	UBS AG	12/16/20	(1,160)
JPY	387,000	USD	3,673	Bank of America N.A.	12/30/20	27
JPY	450,834	USD	4,289	Bank of America N.A.	12/30/20	21
JPY	715,500	USD	6,847	Bank of America N.A.	12/30/20	(6)
JPY	831,997	USD	7,981	Bank of America N.A.	12/30/20	(27)
USD	2,052,201	JPY	215,811,047	Bank of America N.A.	11/18/20	(9,460)
USD	6,393	JPY	675,000	Bank of America N.A.	12/30/20	(60)
USD	4,416	JPY	467,692	Bank of America N.A.	12/30/20	(55)
USD	4,397	JPY	459,111	Bank of America N.A.	12/30/20	8
USD	5,099	JPY	533,250	Bank of America N.A.	12/30/20	1

USD	3,382	JPY	355,500	Bank of America N.A.	12/30/20	(16)
USD	4,989	JPY	525,374	Bank of America N.A.	12/30/20	(33)
USD	119,921	JPY	12,581,247	Bank of America N.A.	12/30/20	(354)
USD	134,877	JPY	14,150,250	Bank of America N.A.	12/30/20	(398)
USD	3,131	JPY	330,750	Bank of America N.A.	12/30/20	(31)
KRW	350,709,093	USD	297,501	Goldman Sachs & Co.	12/16/20	10,951
KZT	87,842,751	USD	201,451	Goldman Sachs & Co.	12/21/20	(931)
MXN	7,840,931	USD	368,606	Morgan Stanley	12/16/20	(691)
MXN	3,578,438	USD	162,110	Morgan Stanley	12/16/20	5,799
MYR	1,346,698	USD	327,345	Goldman Sachs & Co.	12/16/20	(4,475)
USD	92,405	MYR	382,843	Goldman Sachs & Co.	12/16/20	618
USD	162,221	MYR	681,086	Goldman Sachs & Co.	12/16/20	(1,069)
NOK	365,173	USD	40,618	Goldman Sachs & Co.	12/16/20	(2,373)
NOK	47,364	USD	5,183	Goldman Sachs & Co.	12/30/20	(223)
NOK	45,930	USD	4,817	Goldman Sachs & Co.	12/30/20	(7)
USD	221,394	NOK	2,070,267	Goldman Sachs & Co.	12/16/20	4,570
USD	7,733	NOK	73,902	Goldman Sachs & Co.	12/30/20	(7)
USD	164,263	NOK	1,535,154	Goldman Sachs & Co.	12/30/20	3,484
USD	6,222	NOK	58,979	Goldman Sachs & Co.	12/30/20	45
NZD	61,745	USD	41,528	UBS AG	12/16/20	(701)
PEN	81,479	USD	22,871	Goldman Sachs & Co.	12/16/20	(334)
USD	651,761	PHP	31,723,794	UBS AG	12/16/20	(1,270)
USD	119,493	PLN	447,595	Goldman Sachs & Co.	12/16/20	6,411
USD	64,617	RUB	4,895,219	Goldman Sachs & Co.	12/16/20	3,284
SEK	1,448,759	USD	165,864	Goldman Sachs & Co.	12/16/20	(2,963)
SEK	2,050,993	USD	231,751	Goldman Sachs & Co.	12/16/20	(1,133)
USD	129,460	SGD	176,011	Bank of America N.A.	12/16/20	601
USD	345,765	THB	10,815,542	Goldman Sachs & Co.	12/16/20	(1,169)
TWD	19,182,042	USD	665,514	UBS AG	12/16/20	12,736
						$143,356

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	7	December 2020	$813,140	$(629)
U.K. Gilt 10-Year Bonds	14	December 2020	2,460,827	(7,198)
			$3,273,967	$(7,827)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	95	December 2020	$13,130,781	$30,147
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan

COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
TWD	-	Taiwanese Dollar
UMBS	-	Uniform Mortgage-Backed Securities
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $231,734.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $513,968. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,662,800, which represented 8.2% of total net assets.
(7)Security is a zero-coupon bond.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.8% of total net assets.
(9)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $541,804, which includes securities collateral of $281,405.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.
•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	121,533,696	—	—
U.S. Treasury Securities	—	88,293,342	—
Common Stocks	58,630,128	16,121,740	—
Sovereign Governments and Agencies	—	25,871,273	—
Corporate Bonds	—	22,262,297	—
U.S. Government Agency Mortgage-Backed Securities	—	13,058,079	—
Collateralized Loan Obligations	—	11,735,514	—
Municipal Securities	—	10,465,802	—
Commercial Paper	—	7,666,975	—
Collateralized Mortgage Obligations	—	6,218,018	—
Asset-Backed Securities	—	4,115,380	—
Preferred Stocks	—	966,077	—
Exchange-Traded Funds	440,885	—	—
Rights	—	—	—
Temporary Cash Investments	9,076,196	—	—
Temporary Cash Investments - Securities Lending Collateral	260,399	—	—
	189,941,304	206,774,497	—
Other Financial Instruments
Futures Contracts	30,147	—	—
Forward Foreign Currency Exchange Contracts	—	257,062	—
	30,147	257,062	—
Liabilities
Other Financial Instruments
Futures Contracts	—	7,827	—
Forward Foreign Currency Exchange Contracts	—	113,706	—
	—	121,533	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

American Century Diversified Corporate Bond ETF	$20,618	—	—	$(169)	$20,449	389	—	$129
American Century Focused Dynamic Growth ETF(3)	12,808	—	$2,290	(171)	10,347	167	$557	—
American Century Focused Large Cap Value ETF	4,959	$877	—	(122)	5,714	122	—	24
American Century Quality Diversified International ETF	8,792	—	363	68	8,497	205	35	—
American Century STOXX U.S. Quality Growth ETF	25,050	—	2,913	(221)	21,916	410	798	5
American Century STOXX U.S. Quality Value ETF	19,320	956	—	(206)	20,070	545	—	106
Avantis International Equity ETF	9,480	—	148	26	9,358	196	(3)	—
Avantis International Small Cap Value ETF	1,977	—	—	31	2,008	44	—	—
Avantis U.S. Equity ETF	19,222	68	368	369	19,291	361	28	68
Avantis U.S. Small Cap Value ETF	3,775	—	210	319	3,884	87	(22)	13
	$126,001	$1,901	$6,292	$(76)	$121,534	2,526	$1,393	$345
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.